VANECK PHARMACEUTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.2%
Denmark : 7.9%
Novo Nordisk A/S (ADR) 324,737 $ 33,594,043
Underline
France : 4.7%
Sanofi SA (ADR) 401,374 19,960,329
Underline
Israel : 3.7%
Teva Pharmaceutical
Industries Ltd. (ADR) * 1,516,984 15,837,313
Underline
Japan : 4.5%
Takeda Pharmaceutical Co.
Ltd. (ADR) † 1,323,916 18,892,282
Underline
Switzerland : 5.1%
Novartis AG (ADR) 215,298 21,738,639
Underline
United Kingdom : 13.9%
AstraZeneca Plc (ADR) 322,474 21,718,624
GSK Plc (ADR) 510,241 18,909,531
Haleon Plc (ADR) † 2,272,830 18,705,391
59,333,546
United States : 60.4%
AbbVie, Inc. 147,368 22,837,619
Bausch Health Cos, Inc. * † 385,484 3,091,582
Bristol-Myers Squibb Co. 369,999 18,984,649
Catalent, Inc. * 129,298 5,809,359
Cencora, Inc. 91,966 18,887,977
Elanco Animal Health, Inc. * 420,145 6,260,160
Eli Lilly & Co. 66,829 38,955,961
Number
of Shares Value
United States (continued)
Jazz Pharmaceuticals Plc * 76,678 $ 9,431,394
Johnson & Johnson 181,569 28,459,125
McKesson Corp. 40,334 18,673,835
Merck & Co., Inc. 208,968 22,781,691
Organon & Co. 245,591 3,541,422
Patterson Companies, Inc. 87,775 2,497,199
Perrigo Co. Plc 137,532 4,425,780
Pfizer, Inc. 712,262 20,506,023
Viatris, Inc. 1,136,440 12,307,645
Zoetis, Inc. 101,405 20,014,305
257,465,726
Total Common Stocks
(Cost: $449,665,891) 426,821,878
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.7%
Money Market Fund: 0.7%
(Cost: $3,122,745)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3,122,745 3,122,745
Total Investments: 100.9%
(Cost: $452,788,636) 429,944,623
Liabilities in excess of other assets: (0.9)% (3,778,771)
NET ASSETS: 100.0% $ 426,165,852
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $30,604,862.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Pharmaceuticals 80.8% $ 345,219,857
Health Care Distributors 9.4 40,059,011
Biotechnology 5.4 22,837,619
Personal Care Products 4.4 18,705,391
100.0% $ 426,821,878